Consolidated Statements of Cash Flows	12 Months Ended
	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)	Mar. 31, 2022 HKD ($)
Cash flows from operating activities:
Net income	$ 5,262,779	$ 672,481	$ 6,027,651	$ 10,216,207
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property and equipment	2,380	304	1,387	1,501
Amortization of right-of-use assets-operating lease	302,870	38,701	304,824	299,721
Provision for credit losses	106,946	13,666	266,728	252,196
Deferred tax (benefit) expense	65,745	8,401	(17,326)	(165,727)
Change in operating assets and liabilities
Accounts receivable	(812,366)	(103,805)	2,256,528	(3,925,994)
Other receivables	(13,946)	(1,782)	(230,529)	(132,777)
Prepaid expenses	5,963	762	(53,667)
Deposits, noncurrent	150	19	19,345
Accrued expenses and other payables	222,322	28,411	134,579	37,578
Income tax payable	56,621	7,235	827,740	(409,539)
Amounts from related parties			26,012	5,028
Deferred revenue	26,065	3,331	21,430	(10,928)
Operating lease obligation	(302,870)	(38,701)	(304,824)	(296,226)
Net cash provided by operating activities	4,922,659	629,023	9,279,878	5,871,040
Cash flow from investing activities:
Purchase of computer equipment			(11,899)
Net cash used in investing activities			(11,899)
Cash flow from financing activities:
Deferred IPO costs	(5,845,071)	(746,888)	(3,936,449)	(2,078,445)
Dividend payments	(7,830,000)	(1,000,000)
Net cash used in financing activities	(13,675,071)	(1,746,888)	(3,936,449)	(2,078,445)
Effect of exchange rate change on cash and cash equivalents	(13,634)	(2,267)	12,562
Change in cash and cash equivalents	(8,766,046)	(1,120,132)	5,344,092	3,792,595
Cash and cash equivalents, beginning of the year	11,472,498	1,465,965	6,128,406	2,335,811
Cash and cash equivalents, end of the year	2,706,452	345,833	11,472,498	6,128,406
Supplemental cash flow information
Cash paid for income tax	1,409,045	180,049	51,432	2,286,894
Cash paid for interest expense
Non-cash transaction in investing activities
Right-of-use assets obtained in exchange of lease liabilities	$ 529,700	$ 67,686		$ 579,011